UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $139,017 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     7143   275241 SH       SOLE                   275241
AMERISTAR CASINOS INC          COM              03070Q101     6865   439200 SH       SOLE                   439200
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     8267   410478 SH       SOLE                   410478
CALAMOS ASSET MGMT INC         CL A             12811R104     4436   316848 SH       SOLE                   316848
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    10331   265293 SH       SOLE                   265293
CISCO SYS INC                  COM              17275R102     5260   260000 SH       SOLE                   260000
COMCAST CORP NEW               CL A             20030N101     8685   395300 SH       SOLE                   395300
CVS CAREMARK CORPORATION       COM              126650100    10031   288500 SH       SOLE                   288500
GOOGLE INC                     CL A             38259P508     8316    14000 SH       SOLE                    14000
JOHNSON & JOHNSON              COM              478160104     8226   133000 SH       SOLE                   133000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4049    60902 SH       SOLE                    60902
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    12685   202760 SH       SOLE                   202760
NII HLDGS INC                  CL B NEW         62913F201    15896   355930 SH       SOLE                   355930
PENN NATL GAMING INC           COM              707569109     8629   245500 SH       SOLE                   245500
PINNACLE ENTMT INC             COM              723456109     6010   428688 SH       SOLE                   428688
PRIMUS TELECOMMUNCATIONS GROUP COM              741929301     2306   184500 SH       SOLE                   184500
SANDRIDGE ENERGY INC           COM              80007P307     7022   959310 SH       SOLE                   959310
SYMANTEC CORP                  COM              871503108     1103    65842 SH       SOLE                    65842
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      521    10000 SH       SOLE                    10000
WAL MART STORES INC            COM              931142103     3236    60000 SH       SOLE                    60000